General information and basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General information, recapitalization and basis of presentation.
Total current assets	¥ 3,397,304	¥ 5,358,968
Total non-current assets	569,948	2,709,390
Total assets	3,967,252	8,068,358
Total current liabilities	1,439,693	5,073,078
Total non-current liabilities	23,616	47,488
Total liabilities	1,463,309	5,120,566
Total revenue	2,248,103	3,521,591	¥ 4,357,462
Net loss	(495,207)	(371,476)	(928,026)
Net cash used in operating activities	(276,849)	(648,461)	(745,984)
Net cash generated from investing activities	1,106,256	318,634	1,873,169
Net cash generated from/ (used in) financing activities	(282,252)	(213,605)	(694,066)
Net increase/(decrease) in cash and cash equivalents	547,155	(543,432)	433,119
Cash and cash equivalents at the beginning of the year	1,379,473	1,907,776	1,399,370
Cash and cash equivalents at the end of year	¥ 1,947,922	1,379,473	1,907,776
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves	¥ 1,786,000	1,782,000
Total current assets	1,938,718	3,058,529
Total non-current assets	377,103	603,914
Total assets	2,315,821	3,662,443
Total current liabilities	5,608,821	6,676,641
Total non-current liabilities	18,283	24,291
Total liabilities	5,627,104	6,700,932
Total revenue	2,058,979	3,261,285	4,064,707
Net loss	(271,927)	(68,079)	(195,819)
Net cash used in operating activities	(91,370)	(149,778)	(618,574)
Net cash generated from investing activities	313,138	75,598	918,498
Net cash generated from/ (used in) financing activities	(352,204)	(508,121)	368,778
Net increase/(decrease) in cash and cash equivalents	(130,436)	(582,301)	668,702
Cash and cash equivalents at the beginning of the year	323,951	906,252	237,550
Cash and cash equivalents at the end of year	¥ 193,515	¥ 323,951	¥ 906,252
VIEs | Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%	98.90%